Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Table]
Total exposure	$ 112,050	$ 108,284
Total on- and off-balance sheet	$ 498,921	$ 507,990
ECL coverage	0.21%	0.22%
Increase decrease in ECL coverage	(0.01%)
Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 108,249	$ 106,840
ECL coverage	0.19%	0.18%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,535	$ 9,123
ECL coverage	0.05%	0.03%
Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 10,054	$ 8,766
ECL coverage	0.06%	0.09%
Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 16,589	$ 17,889
ECL coverage	0.06%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 32,126	$ 32,748
ECL coverage	0.38%	0.34%
Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 39,247	$ 8,077
ECL coverage	0.40%	0.38%
Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 7,122	$ 40,826
ECL coverage	0.47%	0.35%
Total | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	$ 12,919	$ 14,438
ECL coverage	0.02%	0.01%
Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 9,390	$ 9,466
ECL coverage	0.07%	0.07%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 2,459	$ 3,262
ECL coverage	0.03%	0.04%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 15,841	$ 12,153
ECL coverage	0.09%	0.15%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 11,803	$ 8,806
ECL coverage	0.11%	0.15%
Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 52,412	$ 48,126
ECL coverage	0.07%	0.09%
Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
ECL coverage	0.10%	0.10%
Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	0.16%	0.17%
Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.04%	0.03%
Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.06%	0.09%
Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
ECL coverage	0.06%	0.06%
Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.32%	0.35%
Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
ECL coverage	0.34%	0.30%
Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.43%	0.34%
Positions that are not credit impaired | Total | Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.01%	0.00%
Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.07%	0.07%
Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.03%	0.04%
Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	0.09%	0.15%
Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.09%	0.07%
Positions that are not credit impaired | Total | Total other lending
Disclosure Of Provision Matrix [Table]
ECL coverage	0.06%	0.07%
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 105,258	$ 101,971
Total on- and off-balance sheet	$ 474,045	$ 483,420
ECL coverage	0.05%	0.06%
Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 101,457	$ 100,527
ECL coverage	0.10%	0.12%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,296	$ 8,798
ECL coverage	0.04%	0.03%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 9,779	$ 8,481
ECL coverage	0.07%	0.07%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 16,075	$ 17,278
ECL coverage	0.06%	0.05%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 28,950	$ 28,981
ECL coverage	0.18%	0.25%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 35,475	$ 7,276
ECL coverage	0.20%	0.19%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,525	$ 36,258
ECL coverage	0.30%	0.24%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	$ 12,918	$ 14,438
ECL coverage	0.01%	0.00%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 8,900	$ 9,000
ECL coverage	0.05%	0.05%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 2,459	$ 3,262
ECL coverage	0.03%	0.04%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 14,177	$ 11,784
ECL coverage	0.07%	0.12%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 11,454	$ 8,507
ECL coverage	0.08%	0.06%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 49,907	$ 46,991
ECL coverage	0.05%	0.05%
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,522	$ 6,006
Total on- and off-balance sheet	$ 22,418	$ 21,888
ECL coverage	1.12%	0.99%
Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,522	$ 6,006
ECL coverage	1.06%	1.00%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 236	$ 276
ECL coverage	0.18%	0.09%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 275	$ 285
ECL coverage	0.00%	0.88%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 511	$ 562
ECL coverage	0.02%	0.49%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3,013	$ 3,630
ECL coverage	1.65%	1.10%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3,513	$ 688
ECL coverage	1.72%	1.51%
Lifetime expected credit losses | Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 499	$ 4,318
ECL coverage	2.14%	1.17%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 487	$ 462
ECL coverage	0.36%	0.34%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 1,664	$ 369
ECL coverage	0.25%	1.20%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 346	$ 296
ECL coverage	0.68%	0.30%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 2,498	$ 1,127
ECL coverage	0.33%	0.61%
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	$ 270	$ 307
Total on- and off-balance sheet	$ 2,458	$ 2,681
ECL coverage	22.42%	24.23%
Increase decrease in ECL coverage	(2.00%)
Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 270	$ 307
ECL coverage	9.80%	4.86%
Lifetime expected credit losses | Credit-impaired positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 49
ECL coverage	11.83%	0.15%
Lifetime expected credit losses | Credit-impaired positions | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 49
ECL coverage	12.88%	0.15%
Lifetime expected credit losses | Credit-impaired positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 163	$ 136
ECL coverage	12.63%	0.01%
Lifetime expected credit losses | Credit-impaired positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 260	$ 114
ECL coverage	9.03%	5.85%
Lifetime expected credit losses | Credit-impaired positions | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 98	$ 250
ECL coverage	3.04%	2.66%
Lifetime expected credit losses | Credit-impaired positions | Total | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	$ 1	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 4
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 4
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 7	$ 8
ECL coverage	0.00%	0.00%
UBS AG
Disclosure Of Provision Matrix [Table]
Total exposure	$ 114,337	$ 109,878
Total on- and off-balance sheet	$ 504,016	$ 510,516
ECL coverage	0.21%	0.22%
Increase decrease in ECL coverage	(0.01%)
UBS AG | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 110,537	$ 108,434
ECL coverage	0.18%	0.18%
UBS AG | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,535	$ 9,123
ECL coverage	0.05%	0.03%
UBS AG | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 10,054	$ 8,766
ECL coverage	0.06%	0.09%
UBS AG | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 16,589	$ 17,889
ECL coverage	0.06%	0.06%
UBS AG | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 32,126	$ 32,748
ECL coverage	0.38%	0.34%
UBS AG | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 7,122	$ 8,077
ECL coverage	0.47%	0.38%
UBS AG | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 39,247	$ 40,826
ECL coverage	0.40%	0.35%
UBS AG | Total | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	$ 12,919	$ 14,438
ECL coverage	0.02%	0.01%
UBS AG | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 9,390	$ 9,466
ECL coverage	0.07%	0.07%
UBS AG | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 2,459	$ 3,262
ECL coverage	0.03%	0.04%
UBS AG | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 18,128	$ 13,747
ECL coverage	0.07%	0.13%
UBS AG | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 11,803	$ 8,806
ECL coverage	0.11%	0.15%
UBS AG | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 54,700	$ 49,720
ECL coverage	0.06%	0.08%
UBS AG | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
ECL coverage	0.10%	0.09%
UBS AG | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	0.16%	0.17%
UBS AG | Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.04%	0.03%
UBS AG | Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.06%	0.09%
UBS AG | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
ECL coverage	0.06%	0.06%
UBS AG | Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.32%	0.35%
UBS AG | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
ECL coverage	0.43%	0.30%
UBS AG | Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.34%	0.34%
UBS AG | Positions that are not credit impaired | Total | Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.01%	0.00%
UBS AG | Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.07%	0.07%
UBS AG | Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.03%	0.04%
UBS AG | Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	0.07%	0.13%
UBS AG | Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.09%	0.07%
UBS AG | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Provision Matrix [Table]
ECL coverage	0.06%	0.07%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 107,545	$ 103,565
Total on- and off-balance sheet	$ 479,140	$ 485,946
ECL coverage	0.05%	0.05%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 103,745	$ 102,121
ECL coverage	0.10%	0.12%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,296	$ 8,798
ECL coverage	0.04%	0.03%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 9,779	$ 8,481
ECL coverage	0.07%	0.07%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 16,075	$ 17,278
ECL coverage	0.06%	0.05%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 28,950	$ 28,981
ECL coverage	0.18%	0.25%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,525	$ 7,276
ECL coverage	0.30%	0.19%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 35,475	$ 36,258
ECL coverage	0.20%	0.24%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	$ 12,918	$ 14,438
ECL coverage	0.01%	0.00%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 8,900	$ 9,000
ECL coverage	0.05%	0.05%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 2,459	$ 3,262
ECL coverage	0.03%	0.04%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 16,464	$ 13,379
ECL coverage	0.06%	0.10%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 11,454	$ 8,507
ECL coverage	0.08%	0.06%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 52,195	$ 48,585
ECL coverage	0.05%	0.05%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,522	$ 6,006
Total on- and off-balance sheet	$ 22,418	$ 21,888
ECL coverage	1.12%	0.99%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,522	$ 6,006
ECL coverage	1.06%	1.00%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 236	$ 276
ECL coverage	0.18%	0.09%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 275	$ 285
ECL coverage	0.00%	0.88%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 511	$ 562
ECL coverage	0.02%	0.49%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3,013	$ 3,630
ECL coverage	1.65%	1.10%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 499	$ 688
ECL coverage	2.14%	1.51%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3,513	$ 4,318
ECL coverage	1.72%	1.17%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 487	$ 462
ECL coverage	0.36%	0.34%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 1,664	$ 369
ECL coverage	0.25%	1.20%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 346	$ 296
ECL coverage	0.68%	0.30%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 2,498	$ 1,127
ECL coverage	0.33%	0.61%
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	$ 270	$ 307
Total on- and off-balance sheet	$ 2,458	$ 2,681
ECL coverage	22.42%	24.23%
Increase decrease in ECL coverage	(2.00%)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Provision Matrix [Table]
Total exposure	$ 270	$ 307
ECL coverage	9.80%	4.86%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 49
ECL coverage	11.83%	0.15%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 49
ECL coverage	12.88%	0.15%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 163	$ 136
ECL coverage	12.63%	0.01%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 98	$ 114
ECL coverage	3.04%	5.85%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	$ 260	$ 250
ECL coverage	9.03%	2.66%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	$ 1	$ 0
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 4
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
Total exposure	$ 3	$ 4
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total | Total other lending
Disclosure Of Provision Matrix [Table]
Total exposure	$ 7	$ 8
ECL coverage	0.00%	0.00%